UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-604



                     Washington Mutual Investors Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: April 30, 2006

                   Date of reporting period: October 31, 2005





                                 Burton L. Raimi
                                    Secretary
                     Washington Mutual Investors Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)

ITEM 1 - Reports to Stockholders


(logo American funds(R))

The right choice for the long term(R)

Washington Mutual Investors Fund

(picture of George Washington statue)

Semi-annual report for the six months ended October 31, 2005

Washington Mutual Investors Fund(SM) seeks to provide income and growth of principal through investments in quality common stocks.

This Fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company(SM), the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares (unless otherwise indicated) and are not predictive of results in future periods. Fund results shown (unless otherwise indicated) are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Current and future results may be lower or higher than those shown. For the most current information and month-end results, visit americanfunds.com. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2005 (the most recent calendar quarter):

                                                   1 year    5 years  10 years
Class A shares
Reflecting 5.75% maximum sales charge
  Average annual total return                       --        +4.11%   +10.11%
  Cumulative total return                           +2.20%   +22.32%  +162.01%


The Fund's investment adviser and business manager each waived 5% of their manage-ment fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

Results for other share classes can be found on page 31. Please see the inside back cover for important information about other share classes.

About the cover: A profile view of the statue of General George Washington in Boston's Public Garden.

Fellow shareholders:

(picture of George Washington's head from cover photo)

Despite rising interest rates, higher energy prices and Gulf Coast hurricanes in late summer, the nation's economy -- as represented by its gross domestic product -- expanded at an annual rate of 4.3% in the third quarter ended September 30, 2005. This continuing strength reinforced the Federal Reserve Board's resolve to continue increasing the federal funds rate (now up to 4.0%). The Federal Reserve Board remains concerned that higher energy costs may soon be increasingly reflected in higher prices of both goods and services. Thus far, however, general price increases have been moderate and long-term interest rates have been relatively stable.

For the past six months, Washington Mutual Investors Fund's total return, with dividends reinvested, was 2.8%, compared with the unmanaged Standard & Poor's 500 Composite Index's total return of 5.3%. This period was one in which smaller and more speculative companies showed greater relative returns than large, mature companies. Over longer periods, your Fund showed the following results:

Average annual total returns for periods ended October 31, 2005

                                1 year    5 years  10 years  Lifetime*
Washington Mutual                +6.3%     +4.3%    +10.7%    +12.7%
S&P 500                          +8.7%     -1.7%     +9.3%    +11.3%

*Since the Fund's inception on July 31, 1952.

Washington Mutual's concentration of holdings remained almost identical to that of a year ago, with financials at almost 22% of net assets. The excellent income stream from the financial sector was an important factor facilitating the increase in Washington Mutual's quarterly dividend to 15 cents per share in June. During the six-month period, 46 (or 29%) of the Fund's holdings increased their dividends.

During the six-month period, six new equity securities have appeared in the Fund's portfolio: Baker Hughes, Gap, Harley-Davidson Motor, Johnson Controls, McKesson and R.R. Donnelley & Sons. Meanwhile, 10 companies have been eliminated: ALLTEL, Burlington Northern Santa Fe, CenturyTel, Comerica, Dow Jones, Gillette, Honeywell International, IKON Office Solutions, Mylan Laboratories and Unocal.

We wish to inform you that T. Eugene Smith will be retiring this month after 18 years of dedicated service on the Fund's Board of Directors. We are deeply appreciative of his advice, support and leadership. The Board of Directors has elected Barbara Hackman Franklin as an independent Director of the Fund. Ms. Franklin is president and CEO of Barbara Franklin Enterprises, an international business consulting firm. She served as the 29th U.S. Secretary of Commerce in the administration of President George H.W. Bush. Ms. Franklin serves on the board of several public companies and has been recognized as "Director of the Year" by The National Association of Corporate Directors (2000) and Board Alert
(2003). She is currently a member of the Public Company Accounting Oversight Board Advisory Council, a Trustee of the Financial Accounting Foundation and chairman of the Economic Club of New York. In addition, the Fund's Board has elected R. Clark Wadlow to serve on the Fund's Advisory Board. Mr. Wadlow is an attorney with extensive experience in the communications industry.

As always, we are pleased to hear your comments and questions.

Cordially,

(signature)                   (signature)

James H. Lemon, Jr.           Jeffrey L. Steele
Vice Chairman of the Board    President of the Fund

December 10, 2005
Cyrus A. Ansary, an independent Director of the Fund since 1983, has been elected non-executive chairman of the Board. James H. Lemon, Jr., the previous chairman, has been elected vice chairman. Jeffrey L. Steele continues as president and principal executive officer. As independent Board chair, Mr. Ansary will chair Board meetings, including executive sessions of the independent Directors, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the Fund. He will remain unaffiliated with the Fund's investment adviser, business manager and any of their affiliates.

For current information about the Fund, visit americanfunds.com.

Investment portfolio October 31, 2005 unaudited

                           Percent of                              Percent of
Industry sector holdings   net assets   Ten largest holdings       net assets

Financials                      21.98%  JPMorgan Chase                   2.88%
Industrials                      12.00  Chevron                          2.80
Health care                      10.42  General Electric                 2.75
Energy                           9.89   Exxon Mobil                      2.66
Consumer staples                 9.00   Citigroup                        2.32
Consumer discretionary           8.87   BellSouth                        2.08
Utilities                        7.26   Bank of America                  1.97
Information technology           7.17   SBC Communications               1.88
Telecommunication services       6.97   Bristol-Myers Squibb             1.83
Materials                        3.81   Hewlett-Packard                  1.69
Miscellaneous                     .37
Convertible securities            .08
Short-term securities and
  other assets less liabilities  2.18

                                                       Market value   Percent of
Common stocks -- 97.74%                      Shares           (000)   net assets
Energy -- 9.89%

 Apache Corp.                             4,000,000    $    255,320         .34%
 Baker Hughes Inc.                        3,410,000         187,414          .25
 Chevron Corp.                           36,879,800       2,104,730         2.80
 ConocoPhillips                          12,915,500         844,415         1.13
 EOG Resources, Inc.                      5,300,000         359,234          .48
 Exxon Mobil Corp.                       35,576,600       1,997,270         2.66
 Halliburton Co.                          5,925,000         350,168          .47
 Marathon Oil Corp.                      13,482,612         811,114         1.08
 Schlumberger Ltd.                        4,540,000         412,096          .55
 Sunoco, Inc.                             1,350,000         100,575          .13
                                                          7,422,336         9.89

Materials -- 3.81%

 Air Products and Chemicals, Inc.         4,000,000         228,960          .30
 Alcoa Inc.                              19,150,000         465,154          .62
 Ashland Inc.                             1,830,000          97,923          .13
 E.I. du Pont de Nemours and Co.         11,300,000         471,097          .63
 International Paper Co.                 19,133,800         558,324          .74
 MeadWestvaco Corp.                       4,391,200         115,137          .15
 PPG Industries, Inc.                     4,100,000         245,877          .33
 Temple-Inland Inc.                       1,400,000          51,562          .07
 Weyerhaeuser Co.                         9,950,000         630,233          .84
                                                          2,864,267         3.81

Industrials -- 12.00%

 3M Co.                                   4,550,000    $    345,709         .46%
 Avery Dennison Corp.                     2,700,000         152,955          .20
 Boeing Co.                              10,700,000         691,648          .92
 Caterpillar Inc.                         2,450,000         128,845          .17
 Deere & Co.                              4,638,100         281,440          .38
 Deluxe Corp.                             2,200,000          73,326          .10
 Dover Corp.                              2,000,000          77,960          .10
 Eaton Corp.                              1,200,000          70,596          .09
 Emerson Electric Co.                     5,000,000         347,750          .46
 Fluor Corp.                                536,500          34,121          .05
 General Dynamics Corp.                   1,475,000         171,543          .23
 General Electric Co.                    60,950,000       2,066,814         2.75
 Illinois Tool Works Inc.                 3,350,000         283,946          .38
 Ingersoll-Rand Co. Ltd., Class A         3,400,000         128,486          .17
 Lockheed Martin Corp.                    4,750,000         287,660          .38
 Northrop Grumman Corp.                  11,650,000         625,023          .83
 Pitney Bowes Inc.                        8,514,900         358,307          .48
 R.R. Donnelley & Sons Co.                6,112,300         214,053          .29
 Raytheon Co.                             4,000,000         147,800          .20
 Southwest Airlines Co.                   7,500,000         120,075          .16
 Tyco International Ltd.                 22,975,000         606,310          .81
 Union Pacific Corp.                      1,400,000          96,852          .13
 United Parcel Service, Inc., Class B    11,044,100         805,557         1.07
 United Technologies Corp.               17,400,000         892,272         1.19
                                                          9,009,048        12.00

Consumer discretionary -- 8.87%

 Best Buy Co., Inc.                      10,425,000         461,410          .61
 Carnival Corp., units                    6,650,000         330,306          .44
 Dana Corp.                               6,130,000          46,036          .06
 Federated Department Stores, Inc.        1,401,750          86,025          .11
 Gannett Co., Inc.                        1,500,000          93,990          .13
 Gap, Inc.                                5,710,545          98,678          .13
 General Motors Corp.                    24,138,400         661,392          .88
 Genuine Parts Co.                        8,545,000         379,142          .51
 Harley-Davidson Motor Co.                6,650,000         329,374          .44
 Home Depot, Inc.                         4,000,000         164,160          .22
 Johnson Controls, Inc.                   2,600,000         176,930          .24
 Knight-Ridder, Inc.                      1,100,000          58,718          .08
 Limited Brands, Inc.                    19,930,000         398,799          .53
 Lowe's Companies, Inc.                  20,075,000       1,219,958         1.63
 McDonald's Corp.                         7,000,000         221,200          .29
 Newell Rubbermaid Inc.                   3,659,400          84,130          .11
 NIKE, Inc., Class B                      1,150,000    $     96,658         .13%
 ServiceMaster Co.                        8,750,000         110,075          .15
 Target Corp.                            15,500,000         863,195         1.15
 TJX Companies, Inc.                     21,750,000         468,278          .62
 VF Corp.                                 3,800,000         198,550          .26
 Walt Disney Co.                          4,500,000         109,665          .15
                                                          6,656,669         8.87

Consumer staples -- 9.00%

 Albertson's, Inc.                       10,000,000         251,100          .33
 Avon Products, Inc.                     16,400,000         442,636          .59
 Coca-Cola Co.                           17,500,000         748,650         1.00
 ConAgra Foods, Inc.                      8,269,600         192,434          .26
 General Mills, Inc.                      8,040,000         388,010          .52
 H.J. Heinz Co.                          16,717,000         593,453          .79
 Kellogg Co.                              7,200,000         318,024          .42
 Kimberly-Clark Corp.                    10,250,000         582,610          .78
 PepsiCo, Inc.                           12,225,000         722,253          .96
 Procter & Gamble Co.                     3,540,000         198,205          .26
 Sara Lee Corp.                          24,300,000         433,755          .58
 Unilever NV (New York registered)        2,800,000         196,868          .26
 Walgreen Co.                            15,550,000         706,436          .94
 Wal-Mart Stores, Inc.                   20,750,000         981,683         1.31
                                                          6,756,117         9.00

Health care -- 10.42%

 Abbott Laboratories                     27,050,000       1,164,502         1.55
 Aetna Inc.                               1,150,000         101,844          .14
 Amgen Inc./1/                            2,750,000         208,340          .28
 Applera Corp.                            5,593,000         135,742          .18
 Becton, Dickinson and Co.                1,650,000          83,738          .11
 Bristol-Myers Squibb Co.                64,935,000       1,374,674         1.83
 Cardinal Health, Inc.                   11,325,000         707,926          .94
 CIGNA Corp.                              1,000,000         115,870          .15
 Eli Lilly and Co.                       21,045,000       1,047,831         1.40
 Guidant Corp.                            1,646,900         103,755          .14
 Johnson & Johnson                        4,900,000         306,838          .41
 McKesson Corp.                           2,500,000         113,575          .15
 Medtronic, Inc.                          5,500,000         311,630          .42
 Merck & Co., Inc.                       21,000,000         592,620          .79
 Pfizer Inc                              27,575,000         599,480          .80
 Schering-Plough Corp.                   13,418,600         272,934          .36
 Wyeth                                   13,000,000         579,280          .77
                                                          7,820,579        10.42

Financials -- 21.98%

 AFLAC Inc.                               2,000,000    $     95,560         .13%
 Allstate Corp.                           7,068,300         373,136          .50
 American Express Co.                     3,450,000         171,707          .23
 American International Group, Inc.      14,800,000         959,040         1.28
 Aon Corp.                                3,150,000         106,627          .14
 Bank of America Corp.                   33,740,000       1,475,788         1.97
 Bank of New York Co., Inc.              29,650,000         927,749         1.24
 Citigroup Inc.                          38,021,000       1,740,601         2.32
 Fannie Mae                              25,145,000       1,194,890         1.59
 Freddie Mac                             11,440,000         701,844          .93
 Hartford Financial Services Group, Inc.  3,275,000         261,181          .35
 HSBC Holdings PLC (ADR)                 10,272,000         809,023         1.08
 J.P. Morgan Chase & Co.                 58,986,560       2,160,088         2.88
 Jefferson-Pilot Corp.                    4,243,900         232,905          .31
 Lincoln National Corp.                   6,950,000         351,739          .47
 Marsh & McLennan Companies, Inc.        24,070,000         701,640          .93
 National City Corp.                      4,250,000         136,977          .18
 SLM Corp.                                2,100,000         116,613          .15
 St. Paul Travelers Companies, Inc.      15,220,000         685,357          .91
 SunTrust Banks, Inc.                     3,500,000         253,680          .34
 U.S. Bancorp                            12,675,000         374,927          .50
 Wachovia Corp.                           6,000,000         303,120          .40
 Washington Mutual, Inc.                 27,850,000       1,102,860         1.47
 Wells Fargo & Co.                       20,440,000       1,230,488         1.64
 XL Capital Ltd., Class A                   520,000          33,311          .04
                                                         16,500,851        21.98

Information technology -- 7.17%

 Applied Materials, Inc.                 11,500,000         188,370          .25
 Automatic Data Processing, Inc.          7,450,000         347,617          .46
 Dell Inc./1/                             2,500,000          79,700          .11
 Electronic Data Systems Corp.            3,000,000          69,930          .09
 First Data Corp.                         4,350,000         175,957          .23
 Hewlett-Packard Co.                     45,200,000       1,267,408         1.69
 Intel Corp.                             12,050,000         283,175          .38
 International Business Machines Corp.   12,550,000       1,027,594         1.37
 Linear Technology Corp.                  5,400,000         179,334          .24
 Microsoft Corp.                         42,500,000       1,092,250         1.45
 Oracle Corp./1/                         13,541,943         171,712          .23
 Texas Instruments Inc.                  12,835,300         366,448          .49
 Xilinx, Inc.                             5,500,000         131,725          .18
                                                          5,381,220         7.17

Telecommunication services -- 6.97%

 AT&T Corp.                              29,325,999    $    580,068         .77%
 BellSouth Corp.                         60,169,000       1,565,597         2.08
 SBC Communications Inc.                 59,250,000       1,413,113         1.88
 Sprint Nextel Corp.                     33,750,000         786,713         1.05
 Verizon Communications Inc.             28,270,000         890,788         1.19
                                                          5,236,279         6.97

Utilities -- 7.26%

 Ameren Corp.                             2,707,664         142,423          .19
 American Electric Power Co., Inc.        9,500,000         360,620          .48
 Cinergy Corp.                            1,000,000          39,900          .05
 Consolidated Edison, Inc.                3,600,000         163,800          .22
 Dominion Resources, Inc.                10,210,000         776,777         1.04
 DTE Energy Co.                           2,500,000         108,000          .14
 Duke Energy Corp.                       13,440,000         355,891          .47
 Exelon Corp.                            13,575,000         706,307          .94
 FirstEnergy Corp.                        9,133,635         433,848          .58
 FPL Group, Inc.                         12,258,000         527,829          .70
 NiSource Inc.                            4,900,000         115,885          .16
 Pinnacle West Capital Corp.              3,479,738         145,314          .19
 PPL Corp.                                4,600,000         144,164          .19
 Progress Energy, Inc.                    5,879,418         256,284          .34
 Public Service Enterprise Group Inc.     9,300,000         584,877          .78
 Puget Sound Energy, Inc.                 2,800,000          60,032          .08
 Southern Co.                            13,000,000         454,870          .61
 Xcel Energy Inc.                         4,000,000          73,320          .10
                                                          5,450,141         7.26

Miscellaneous -- 0.37%

 Other common stocks in initial period
   of acquisition                                           274,741          .37

 Total common stocks
   (cost: $59,724,572,000)                               73,372,248        97.74

                                           Units or
                                          principal
Convertible Securities -- 0.08%              amount

Consumer discretionary -- 0.06%

 General Motors Corp., Series B, 5.25%
   convertible senior debentures 2032    $2,442,000          40,293          .06

Health care -- 0.02%

 Baxter International Inc. 7.00%
   convertable preferred 2006               300,000    $     16,251          .02

 Total convertible securities
   (cost: $76,850,000)                                       56,544          .08

 Principal amount
Short-term securities -- 1.91%                (000)

 Bank of America Corp. 3.72%-3.98%
   due 11/15-12/7/2005                    $  95,000          94,739          .12
 Bank of New York Co., Inc. 3.93%
   due 11/30/2005                            24,300          24,220          .03
 CAFCO, LLC 3.65% due 11/8/2005/2/           29,400          29,376          .04
 Clipper Receivables Co., LLC 3.65%-3.83%
   due 11/3-12/2/2005/2/                     67,000          66,882          .09
 Coca-Cola Co. 3.58%-3.64% due 11/7/2005     58,275          58,234          .08
 DuPont (E.I.) de Nemours & Co. 3.85%
   due 12/2/2005                             17,700          17,639          .02
 Edison Asset Securitization LLC 3.74%
   due 11/4/2005/2/                          21,000          20,991          .03
 Federal Home Loan Bank 3.61%-3.72%
   due 11/14-12/21/2005                      82,200          81,967          .11
 Gannett Co. 3.74%-3.86%
   due 11/9-12/6/2005  /2/                  111,200         110,950          .15
 Hershey Co. 3.74%-3.83%
   due 11/14-11/16/2005 /2/                  41,800          41,731          .05
 International Bank for Reconstruction and
   Development 3.65% due 12/19/2005          50,000          49,742          .07
 International Lease Finance Corp. 3.73%
   due 11/18/2005                            39,700          39,626          .05
 Medtronic Inc. 3.73% due 11/1/2005 /2/      12,700          12,699          .02
 PepsiCo Inc. 3.71% due 11/4/2005 /2/        11,200          11,195          .01
 Pfizer Inc 3.71%
   due 11/17-11/21/2005 /2/                  80,000          79,846          .11
 Private Export Funding Corp. 3.65%_3.77%
   due 11/9-12/5/2005 /2/                    86,680          86,550          .11
 Procter & Gamble Co. 3.63%-4.05%
   due 11/30-1/20/2006 /2/                  148,800         147,944          .20
 SBC Communications Inc. 3.80%
   due 11/16/2005 /2/                        28,800          28,751          .04
 SunTrust Banks Inc. 3.78% due 12/2/2005     30,000          29,996          .04
 Target Corp. 3.95% due 11/21/2005           25,000          24,942          .03
 Tennessee Valley Authority 3.63%
   due 12/15/2005                            50,000          49,750          .07
 Triple-A One Funding Corp. 3.89%-3.95%
   due 11/22/2005 /2/                        82,400          82,203          .11
 U.S. Treasury Bills 3.415%-3.44%
   due 12/1/2005                          $  57,400    $     57,245         .08%
 United Parcel Service Inc. 3.72%
   due 12/5/2005                             42,900          42,742          .06
 Variable Funding Capital Corp.
   3.68%-3.77% due 11/4-11/8/2005 /2/        60,000          59,973          .08
 Wal-Mart Stores Inc. 3.71%
   due 11/2/2005 /2/                         33,000          32,993          .04
 Wells Fargo & Co. 3.93% due 12/2/2005       50,000          50,000          .07

 Total short-term securities
   (cost: $1,432,954,000)                                 1,432,926         1.91

 Total investment securities
   (cost: $61,234,376,000)                               74,861,718        99.73
 Other assets less liabilities                              204,775          .27

 Net assets                                            $ 75,066,493      100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.



/1/ Security did not produce income during the last 12 months.

/2/ Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $812,084,000, which represented 1.08% of the net assets of the Fund.



ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements
Statement of assets and liabilities at October 31, 2005                unaudited

                     (dollars and shares in thousands, except per-share amounts)
 Assets:
   Investment securities at market (cost: $61,234,376)               $74,861,718
   Cash                                                                      520
   Receivables for:
     Sales of investments                                 $170,726
     Sales of Fund's shares                                 64,510
     Dividends and interest                                143,558       378,794
                                                                      75,241,032

 Liabilities:
   Payables for:
     Purchases of investments                               18,265
     Repurchases of Fund's shares                           90,142
     Management services                                    15,247
     Services provided by affiliates                        49,349
     Deferred Directors' and Advisory Board compensation     1,285
     Other fees and expenses                                   251       174,539
 Net assets at October 31, 2005                                      $75,066,493

 Net assets consist of:
   Capital paid in on shares of capital stock                        $60,313,566
   Undistributed net investment income                                   400,093
   Undistributed net realized gain                                       725,492
   Net unrealized appreciation                                        13,627,342
 Net assets at October 31, 2005                                      $75,066,493

     Total authorized capital stock --
     4,000,000 shares, $.001 par value (2,472,583 total shares outstanding)


                                                     Shares      Net asset value
                                     Net assets     outstanding   per share /1/

 Class A                             $61,281,843     2,016,846       $30.38
 Class B                               2,913,441        96,436        30.21
 Class C                               3,014,855        99,967        30.16
 Class F                               2,556,874        84,307        30.33
 Class 529-A                             707,643        23,309        30.36
 Class 529-B                             159,531         5,275        30.24
 Class 529-C                             252,140         8,340        30.23
 Class 529-E                              39,839         1,316        30.26
 Class 529-F                              23,966           790        30.33
 Class R-1                                39,095         1,293        30.23
 Class R-2                               707,227        23,454        30.15
 Class R-3                             1,711,311        56,578        30.25
 Class R-4                               932,882        30,779        30.31
 Class R-5                               725,846        23,893        30.38

/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $32.24 and $32.21, respectively.


See Notes to Financial Statements

Statement of operations for the six months ended October 31, 2005      unaudited

                                                          (dollars in thousands)
 Investment income:
   Income:
     Dividends (net of non-U.S. withholding
       tax of $680)                                      $966,329
     Interest                                              34,426     $1,000,755
   Fees and expenses: /1/
     Investment advisory services                          74,720
     Business management services                          27,745
     Distribution services                                119,570
     Transfer agent services                               27,017
     Administrative services                               10,098
     Reports to shareholders                                1,458
     Registration statement and prospectus                  1,233
     Postage, stationery and supplies                       3,760
     Directors' and Advisory Board compensation               472
     Auditing and legal                                       264
     Custodian                                                225
     Other                                                     43
     Total fees and expenses before
       reimbursements/waivers                             266,605
   Less reimbursement/waiver of fees and expenses:
     Investment advisory services                           7,472
     Business management services                           2,775
     Administrative services                                  347
     Total fees and expenses after
       reimbursements/waivers                                            256,011
   Net investment income                                                 744,744

 Net realized gain and change in unrealized
   appreciation on investments:
   Net realized gain on investments                                      415,133
   Net change in unrealized appreciation on investments                  872,375
     Net realized gain and change in unrealized
       appreciation on investments                                     1,287,508
 Net increase in net assets resulting from operations                 $2,032,252


/1/ Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.


See Notes to Financial Statements

Financial statements
Statements of changes in net assets

                                                          (dollars in thousands)

                                                    Six months        Year ended
                                                 ended October 31,     April 30,
                                                       2005*             2005

 Operations:
   Net investment income                              $   744,744   $  1,547,614
   Net realized gain on investments                       415,133        547,062
   Net change in unrealized appreciation on
       investments                                        872,375      2,329,367
     Net increase in net assets resulting
       from operations                                  2,032,252      4,424,043

 Dividends and distributions paid to shareholders:
   Dividends from net investment income                 (715,498)    (1,378,347)
   Distributions from net realized gain on
     investments                                               --      (559,578)
     Total dividends and distributions paid
       to shareholders                                  (715,498)    (1,937,925)

 Capital share transactions                             (706,052)      5,169,240

 Total increase in net assets                             610,702      7,655,358

 Net assets:
   Beginning of period                                 74,455,791     66,800,433
   End of period (including undistributed net
     investment income: $400,093 and $370,847,
     respectively)                                    $75,066,493    $74,455,791

* Unaudited

See Notes to Financial Statements

Notes to financial statements                                          unaudited

1. Organization and significant accounting policies

Organization -- Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund's share classes are described below:

                    Initial
                    sales     Contingent deferred sales
Share class         charge    charge upon redemption        Conversion feature

Classes A & 529-A  Up to      None (except 1% for certain   None
                   5.75%      redemptions within one year
                              of purchase without an
                              initial sales charge)

Classes B and 529-B None      Declines from 5% to 0%        Classes B and 529-B
                              for redemptions within        convert to classes
                              six years of purchase         A and 529-A,
                                                            respectively, after
                                                            eight years

Class C             None      1% for redemptions within     Class C converts to
                              one year of purchase          Class F after 10
                                                            years

Class 529-C         None      1% for redemptions within     None
                              one year of purchase
Class 529-E         None      None                          None

Classes F and 529-F None      None                          None

Classes R-1, R-2,
R-3, R-4 and R-5    None      None                          None

CollegeAmerica is a registered trademark of and sponsored by the Virginia College Savings Plan.(SM)

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

     Security valuation -- Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the Fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     Security transactions and related investment income -- Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of October 31, 2005, the cost of investment securities for Federal income tax purposes was $61,268,430,000.

During the six months ended October 31, 2005, the Fund reclassified $42,000,000 from undistributed net realized gains to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

  Undistributed net investment income                          $         401,974
  Undistributed long-term capital gains                                  758,895
  Gross unrealized appreciation on investment securities              16,258,231
  Gross unrealized depreciation on investment securities             (2,664,943)
  Net unrealized appreciation on investment securities                13,593,288

During the six months ended October 31, 2005, the Fund realized, on a tax basis, a net capital gain of $422,776,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                6 months ended October 31, 2005     Year ended April 30, 2005
                           Distri-                   -       Distri-
                Distri-    butions                Distri-    butions
                butions     from       Total      butions     from       Total
                 from     long-term   distri-      from     long-term   distri-
               ordinary    capital    butions    ordinary    capital    butions
Share class     income      gains      paid       income      gains      paid

Class A       $610,557       --     $610,557   $1,200,617   $465,497  $1,666,114
Class B         17,916       --       17,916       34,980     21,983      56,963
Class C         17,593       --       17,593       33,095     22,268      55,363
Class F         24,678       --       24,678       44,042     18,476      62,518
Class 529-A      6,389       --        6,389       10,025      4,223      14,248
Class 529-B        815       --          815        1,410      1,056       2,466
Class 529-C      1,293       --        1,293        2,093      1,539       3,632
Class 529-E        300       --          300          470        238         708
Class 529-F        231       --          231          306        137         443
Class R-1          208       --          208          295        197         492
Class R-2        3,965       --        3,965        6,084      4,018      10,102
Class R-3       15,434       --       15,434       23,111     11,401      34,512
Class R-4        8,651       --        8,651       10,400      4,362      14,762
Class R-5        7,468       --        7,468       11,419      4,183      15,602
Total        $715,498       --      $715,498   $1,378,347   $559,578  $1,937,925

3. Fees and transactions with related parties

Business management services -- The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.030% on such assets in excess of $77 billion. WMC is currently waiving 10% of business management services fees. During the six months ended October 31, 2005, total business management services fees waived by WMC were $2,775,000. As a result, the fee shown on the accompanying financial statements of $27,745,000, which was equivalent to an annualized rate of 0.072%, was reduced to $24,970,000, or 0.065% of average daily net assets. During the six months ended October 31, 2005, WMC paid the Fund's investment adviser $1,165,000 for performing various fund accounting services for the Fund and for The American Funds Tax-Exempt Series I, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated
(JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG) (parent company of WMC), earned $270,000 on its retail sales of shares and distribution plans of the Fund. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services -- Capital Research and Management Company (CRMC), the Fund's investment adviser, is the parent company of American Funds Service Company (AFS), the Fund's transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Fund's shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.177% on such assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended October 31, 2005, total investment advisory services fees waived by CRMC were $7,472,000. As a result, the fee shown on the accompanying financial statements of $74,720,000, which was equivalent to an annualized rate of 0.193%, was reduced to $67,248,000, or 0.174% of average daily net assets.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services -- The Fund has adopted plans of distribution for all shareclasses, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     Share class                 Currently approved limits           Plan limits

     Class A                               0.25%                        0.25%
     Class 529-A                           0.25                         0.50
     Classes B and 529-B                   1.00                         1.00
     Classes C, 529-C and R-1              1.00                         1.00
     Class R-2                             0.75                         1.00
     Classes 529-E and R-3                 0.50                         0.75
     Classes F, 529-F and R-4              0.25                         0.50

Transfer agent services -- The Fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services -- The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees of up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the Fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended October 31, 2005, the total administrative services fees paid by CRMC were $2,000 and $345,000 for classes R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

 Expenses under the agreements described on the previous page for the six months ended October 31, 2005, were as follows (dollars in thousands):

                                                               Administrative services
                                                         CRMC                           Commonwealth
                                          Tansfer       admini-         Transfer        of Virginia
                     Distribution          agent       strative           agent        administrative
     Share class       services          services      services         services          services
     Class A              $  74,803       $25,734      Not applicable   Not applicable   Not applicable
     Class B                 14,950         1,283      Not applicable   Not applicable   Not applicable
     Class C                 15,200          |                 $2,188          $   325   Not applicable
     Class F                  3,275          |                  1,431              179   Not applicable
     Class 529-A                625          |                    352               47             $345
     Class 529-B                791      Included                  81               31               79
     Class 529-C              1,224         in                    125               40              123
     Class 529-E                 97       admini-                  20                3               20
     Class 529-F                  2      strative                  12                1               12
     Class R-1                  188      services                  27               12   Not applicable
     Class R-2                2,582          |                    514            1,266   Not applicable
     Class R-3                4,696          |                  1,390              423   Not applicable
     Class R-4                1,137          |                    688               17   Not applicable
     Class R-5       Not applicable          |                    340                7   Not applicable

     Total                 $119,570       $27,017              $7,168           $2,351             $579


Deferred Directors' and Advisory Board compensation -- Since the adoption of the deferred compensation plan in 1994, Independent Directors and Advisory Board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Directors' and Advisory Board compensation of $472,000, shown on the accompanying financial statements, includes $427,000 in current fees (either paid in cash or deferred) and a net increase of $45,000 in the value of the deferred amounts.

Affiliated officers and Directors -- All officers of the Fund and all of its Directors who are affiliated with WMC receive no compensation directly from the Fund in such capacities.

4. Investment transactions

The Fund made purchases and sales of investment securities, excluding short-term securities, of $4,712,538,000 and $4,940,733,000, respectively, during the six months ended October 31, 2005.

5. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):

Six months ended October 31, 2005

                                         Reinvestments
                                          of dividends                                   Net (decrease)
                    Sales<F1>           and distributions        Repurchases<F1>             increase
Share class       Amount     Shares    Amount      Shares        Amount      Shares      Amount      Shares

Class A       $2,654,131    86,364    $572,016      18,334  $(4,219,454)   (137,362)  $(993,307)    (32,664)
Class B          103,266     3,381      17,089         551     (160,558)     (5,256)    (40,203)     (1,324)
Class C          221,809     7,273      16,529         533     (267,371)     (8,771)    (29,033)       (965)
Class F          330,532    10,772      21,642         695     (343,608)    (11,215)       8,566         252
Class 529-A       78,865     2,568       6,388         205      (20,777)       (675)      64,476       2,098
Class 529-B       11,869       388         815          26       (3,714)       (121)       8,970         293
Class 529-C       30,517       999       1,293          42       (9,192)       (300)      22,618         741
Class 529-E        4,571       149         299          10         (891)        (29)       3,979         130
Class 529-F        3,406       111         231           7       (1,034)        (34)       2,603          84
Class R-1          9,585       315         207           6       (5,505)       (181)       4,287         140
Class R-2        147,323     4,828       3,965         128      (76,370)     (2,500)      74,918       2,456
Class R-3        328,155    10,731      15,408         496     (363,845)    (12,009)    (20,282)       (782)
Class R-4        186,425     6,077       8,648         278     (105,056)     (3,426)      90,017       2,929
Class R-5        152,305     4,982       7,251         232      (63,217)     (2,064)      96,339       3,150

Total net
increase
(decrease)    $4,262,759   138,938    $671,781      21,543  $(5,640,592)   (183,943)  $(706,052)    (23,462)


Year ended April 30, 2005

                                         Reinvestments
                                          of dividends
                    Sales<F1>           and distributions        Repurchases<F1>          Net increase
Share class       Amount     Shares    Amount      Shares        Amount      Shares      Amount      Shares

Class A     $  7,395,134   249,062  $1,569,990      52,168  $(6,916,372)   (232,386)  $2,048,752      68,844
Class B          451,234    15,339      54,564       1,818     (248,702)     (8,408)     257,096       8,749
Class C          753,447    25,600      52,449       1,750     (367,965)    (12,434)     437,931      14,916
Class F          915,300    30,894      55,610       1,850     (459,462)    (15,406)     511,448      17,338
Class 529-A      202,543     6,808      14,247         473      (26,138)       (877)     190,652       6,404
Class 529-B       35,804     1,212       2,466          82       (4,797)       (161)      33,473       1,133
Class 529-C       71,331     2,409       3,631         120      (11,208)       (378)      63,754       2,151
Class 529-E       11,939       402         708          24       (1,592)        (54)      11,055         372
Class 529-F        9,916       334         442          15       (1,268)        (42)       9,090         307
Class R-1         23,143       783         488          16       (6,379)       (217)      17,252         582
Class R-2        325,408    11,018      10,099         337      (98,064)     (3,317)     237,443       8,038
Class R-3        862,578    29,133      34,456       1,146     (241,511)     (8,100)     655,523      22,179
Class R-4        564,507    18,978      14,724         489      (92,164)     (3,088)     487,067      16,379
Class R-5        279,665     9,418      15,114         502      (86,075)     (2,890)     208,704       7,030

Total net
increase
(decrease)   $11,901,949   401,390  $1,828,988      60,790  $(8,561,697)   (287,758)  $5,169,240     174,422



<F1> Includes exchanges between share classes of the Fund.

Financial highlights<F1>
                            Income (loss) from            Dividends and
                         investment operations<F2>        distributions
                                                                                                                    Ratio
                                                                                                           Ratio   of ex-
                                                                                                          of ex-   penses
                                    Net                                                                   penses  to aver-   Ratio
                                   gains                                                                 to aver-  age net  of net
                                 (losses)            Divi-                                                age net  assets   income
                  Net            on secur   Total    dends             Total                       Net    assets    after   (loss)
                 Asset     Net     ities    from     (from   Distri-   divi-     Net             assets   before    reim-     to
                 value   invest-   (both   invest-    net    butions   dends    asset            end of    reim-   burse-    aver-
                begin-    ment   realized   ment    invest-   (from     and    value,    Total   period   burse-   ments/     age
                ning of  income   and un-   oper-    ment    capital  distri-  end of   return     (in    ments/   waivers    net
                period   (loss)  realized) ations   income)  gains)   butions  period    <F3>   millions) waivers   <F4>    assets


Class A:
6 months ended
10/31/2005<F5>  $29.85   $ .31  $   .52  $   .83    $(.30) $ --     $  (.30)  $30.38    2.79% $61,282  .60%<F6> .58%<F6> 2.01%<F6>

Year ended
4/30/2005        28.79     .67     1.22     1.89     (.60)    (.23)    (.83)   29.85    6.55   61,185      .61     .60     2.24

Year ended
4/30/2004        23.99     .59     4.94     5.53     (.54)    (.19)    (.73)   28.79   23.19   57,027      .64     .64     2.14

Year ended
4/30/2003        28.37     .55    (4.35)   (3.80)    (.54)    (.04)    (.58)   23.99  (13.36)  43,701      .67     .67     2.28

Year ended
4/30/2002        29.80     .50     (.75)    (.25)    (.54)    (.64)   (1.18)   28.37    (.73)  50,669      .65     .65     1.72

Year ended
4/30/2001        29.14     .57     3.17     3.74     (.58)   (2.50)   (3.08)   29.80   13.54   48,700      .65     .65     1.95

Class B:
6 months ended
10/31/2005<F5>   29.69     .19      .51      .70     (.18)   --        (.18)   30.21    2.35    2,913 1.37<F6> 1.34<F6>  1.25<F6>

Year ended
4/30/2005        28.64     .43     1.22     1.65     (.37)    (.23)    (.60)   29.69      5.75    2,902     1.38    1.37     1.47

Year ended
4/30/2004        23.88     .37     4.92     5.29     (.34)    (.19)    (.53)   28.64     22.25    2,549     1.40    1.40     1.36

Year ended
4/30/2003        28.25     .36    (4.32)   (3.96)    (.37)    (.04)    (.41)   23.88    (14.01)   1,538     1.45    1.45     1.52

Year ended
4/30/2002        29.71     .25     (.72)    (.47)    (.35)    (.64)    (.99)   28.25     (1.50)   1,097     1.41    1.41      .88

Year ended
4/30/2001        29.11     .29     3.22     3.51     (.41)   (2.50)   (2.91)   29.71     12.67      289     1.42    1.42      .99

Class C:
6 months ended
10/31/2005<F5>   29.64     .18      .51      .69     (.17)   --        (.17)   30.16    2.33    3,015 1.43<F6> 1.40<F6>  1.19<F6>

Year ended
4/30/2005        28.59     .41     1.22     1.63     (.35)    (.23)    (.58)   29.64    5.69    2,991     1.46    1.45     1.39

Year ended
4/30/2004        23.84     .35     4.92     5.27     (.33)    (.19)    (.52)   28.59   22.19    2,460     1.48    1.48     1.27

Year ended
4/30/2003        28.22     .35    (4.33)   (3.98)    (.36)    (.04)    (.40)   23.84  (14.10)   1,214     1.51    1.51     1.46

Year ended
4/30/2002        29.70     .21     (.73)    (.52)    (.32)    (.64)    (.96)   28.22   (1.68)     678     1.51    1.51      .72

Period from
3/15/2001 to
4/30/2001        28.32    (.02)    1.40     1.38    --       --       --       29.70    4.87       36      .23     .23     (.07)

Class F:
6 months ended
10/31/2005<F5>   29.80     .30      .52      .82     (.29)   --        (.29)   30.33    2.73    2,557  .65<F6>  .63<F6>  1.96<F6>

Year ended
4/30/2005        28.74     .64     1.22     1.86     (.57)    (.23)    (.80)   29.80    6.47    2,505      .69     .68     2.15

Year ended
4/30/2004        23.95     .56     4.94     5.50     (.52)    (.19)    (.71)   28.74   23.13    1,917      .71     .71     2.04

Year ended
4/30/2003        28.33     .53    (4.34)   (3.81)    (.53)    (.04)    (.57)   23.95  (13.42)     899      .74     .74     2.24

Year ended
4/30/2002        29.79     .42     (.72)    (.30)    (.52)    (.64)   (1.16)   28.33    (.89)     444      .78     .78     1.46

Period from
3/15/2001 to
4/30/2001        28.37     .01     1.41     1.42    --       --       --       29.79    5.01       16      .12     .12      .04

Class 529-A:
6 months ended
10/31/2005<F5>   29.83     .30      .52      .82     (.29)   --        (.29)   30.36    2.71      708  .68<F6>  .65<F6>  1.93<F6>

Year ended
4/30/2005        28.76     .63     1.23     1.86     (.56)    (.23)    (.79)   29.83    6.47      633      .71     .70     2.12

Year ended
4/30/2004        23.97     .56     4.95     5.51     (.53)    (.19)    (.72)   28.76   23.07      426      .71     .71     2.03

Year ended
4/30/2003        28.36     .54    (4.35)   (3.81)    (.54)    (.04)    (.58)   23.97  (13.38)     199      .70     .70     2.29

Period from
2/15/2002 to
4/30/2002        27.71     .04      .75      .79     (.14)   --        (.14)   28.36    2.82       49      .16     .16      .14

Class 529-B:
6 months ended
10/31/2005<F5>   29.72     .17      .51      .68     (.16)   --        (.16)   30.24    2.27      159 1.52<F6> 1.50<F6>  1.09<F6>

Year ended
4/30/2005        28.68     .38     1.21     1.59     (.32)    (.23)    (.55)   29.72    5.52      148     1.58    1.57     1.26

Year ended
4/30/2004        23.91     .32     4.96     5.28     (.32)    (.19)    (.51)   28.68   22.08      110     1.59    1.59     1.15

Year ended
4/30/2003        28.34     .32    (4.35)   (4.03)    (.36)    (.04)    (.40)   23.91  (14.18)      53     1.62    1.62     1.36

Period from
2/19/2002 to
4/30/2002        27.25    (.01)    1.22     1.21     (.12)   --        (.12)   28.34    4.38       11      .30     .30     (.02)

Class 529-C:
6 months ended
10/31/2005<F5>   29.71     .17      .51      .68     (.16)   --        (.16)   30.23    2.28      252 1.51<F6> 1.49<F6>  1.10<F6>

Year ended
4/30/2005        28.67     .37     1.22     1.59     (.32)    (.23)    (.55)   29.71    5.54      226     1.57    1.56     1.27

Year ended
4/30/2004        23.91     .32     4.93     5.25     (.30)    (.19)    (.49)   28.67   22.06      156     1.58    1.58     1.15

Year ended
4/30/2003        28.33     .32    (4.34)   (4.02)    (.36)    (.04)    (.40)   23.91  (14.18)      69     1.61    1.61     1.38

Period from
2/15/2002 to
4/30/2002        27.71    (.01)     .75      .74     (.12)   --        (.12)   28.33    2.65       15      .32     .32     (.03)

Class 529-E:
6 months ended
10/31/2005<F5>  $29.74    $.25  $   .51   $  .76    $(.24)$  --       $(.24)  $30.26    2.53%      40 1.00%<F6> .97%<F6> 1.61%<F6>

Year ended
4/30/2005        28.69     .53     1.22     1.75     (.47)    (.23)    (.70)   29.74    6.09       35     1.05    1.04     1.79

Year ended
4/30/2004        23.92     .46     4.94     5.40     (.44)    (.19)    (.63)   28.69   22.68       23     1.06    1.06     1.68

Year ended
4/30/2003        28.34     .45    (4.35)   (3.90)    (.48)    (.04)    (.52)   23.92  (13.73)       9     1.08    1.08     1.92

Period from
3/1/2002 to
4/30/2002        28.59     .01     (.13)    (.12)    (.13)   --        (.13)   28.34    (.44)       1      .17     .17      .04

Class 529-F:
6 months ended
10/31/2005<F5>   29.79     .33      .52      .85     (.31)   --        (.31)   30.33    2.82       24  .51<F6>  .49<F6>  2.10<F6>

Year ended
4/30/2005        28.74     .60     1.22     1.82     (.54)    (.23)    (.77)   29.79    6.35       21      .80     .79     2.03

Year ended
4/30/2004        23.96     .53     4.95     5.48     (.51)    (.19)    (.70)   28.74   23.00       11      .81     .81     1.90

Period from
9/16/2002 to
4/30/2003        23.98     .32      .10      .42     (.40)    (.04)    (.44)   23.96    1.85        3  .82<F6>  .82<F6>  2.25<F6>

Class R-1:
6 months ended
10/31/2005<F5>   29.71     .17      .52      .69     (.17)   --        (.17)   30.23    2.31       39 1.48<F6> 1.45<F6>  1.13<F6>

Year ended
4/30/2005        28.68     .40     1.21     1.61     (.35)    (.23)    (.58)   29.71    5.62       34     1.50    1.47     1.35

Year ended
4/30/2004        23.92     .35     4.93     5.28     (.33)    (.19)    (.52)   28.68   22.16       16     1.52    1.49     1.25

Period from
5/29/2002 to
4/30/2003        28.52     .32    (4.46)   (4.14)    (.42)    (.04)    (.46)   23.92  (14.50)       8 1.71<F6> 1.51<F6>  1.50<F6>

Class R-2:
6 months ended
10/31/2005<F5>   29.64     .18      .51      .69     (.18)   --        (.18)   30.15    2.30      707 1.54<F6> 1.42<F6>  1.16<F6>

Year ended
4/30/2005        28.60     .41     1.22     1.63     (.36)    (.23)    (.59)   29.64    5.68      622     1.57    1.44     1.38

Year ended
4/30/2004        23.88     .35     4.91     5.26     (.35)    (.19)    (.54)   28.60   22.12      371     1.69    1.45     1.26

Period from
5/31/2002 to
4/30/2003        28.46     .33    (4.40)   (4.07)    (.47)    (.04)    (.51)   23.88  (14.29)      96 1.78<F6> 1.47<F6>  1.58<F6>

Class R-3:
6 months ended
10/31/2005<F5>   29.73     .25      .52      .77     (.25)   --        (.25)   30.25    2.58    1,711  .97<F6>  .95<F6>  1.64<F6>

Year ended
4/30/2005        28.68     .56     1.21     1.77     (.49)    (.23)    (.72)   29.73    6.17    1,705      .95     .94     1.89

Year ended
4/30/2004        23.93     .46     4.94     5.40     (.46)    (.19)    (.65)   28.68   22.68    1,009     1.07    1.07     1.63

Period from
6/4/2002 to
4/30/2003        27.81     .41    (3.74)   (3.33)    (.51)    (.04)    (.55)   23.93  (11.94)     125 1.11<F6> 1.09<F6>  1.95<F6>

Class R-4:
6 months ended
10/31/2005<F5>   29.78     .30      .52      .82     (.29)   --        (.29)   30.31    2.73      933  .68<F6>  .65<F6>  1.93<F6>

Year ended
4/30/2005        28.73     .64     1.22     1.86     (.58)    (.23)    (.81)   29.78    6.46      830      .68     .67     2.14

Year ended
4/30/2004        23.95     .56     4.94     5.50     (.53)    (.19)    (.72)   28.73   23.11      330      .70     .70     2.01

Period from
5/20/2002 to
4/30/2003        28.78     .51    (4.74)   (4.23)    (.56)    (.04)    (.60)   23.95  (14.66)      71  .74<F6>  .73<F6>  2.32<F6>

Class R-5:
6 months ended
10/31/2005<F5>   29.85     .35      .52      .87     (.34)   --        (.34)   30.38    2.88      726  .38<F6>  .35<F6>  2.23<F6>

Year ended
4/30/2005        28.79     .73     1.22     1.95     (.66)    (.23)    (.89)   29.85    6.78      619      .38     .37     2.45

Year ended
4/30/2004        23.99     .65     4.94     5.59     (.60)    (.19)    (.79)   28.79   23.49      395      .39     .39     2.36

Period from
5/15/2002 to
4/30/2003        28.84     .57    (4.78)   (4.21)    (.60)    (.04)    (.64)   23.99  (14.57)     230  .41<F6>  .41<F6>  2.51<F6>



                                   Six months          Year ended April 30
                                ended October 31,
                                    2005<F5>      2005  2004  2003  2002  2001

Portfolio turnover rate
for all classes of shares              6%          16%   12%   21%   22%   25%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Based on average shares outstanding.

<F3> Total returns exclude all sales charges, including contingent deferred sales charges.

<F4> The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

<F5> Unaudited.

<F6> Annualized.


See Notes to Financial Statements

Expense example                                                        unaudited

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 through October 31, 2005).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  Beginning      Ending      Expenses    Annual-
                                   account       account       paid       ized
                                    value         value       during     expense
                                  5/1/2005     10/31/2005   period /1/    ratio


Class A -- actual return         $1,000.00      $1,027.91      $2.96      .58%
Class A -- assumed 5% return      1,000.00      1,022.28       2.96        .58
Class B -- actual return          1,000.00      1,023.55       6.83       1.34
Class B -- assumed 5% return      1,000.00      1,018.45       6.82       1.34
Class C -- actual return          1,000.00      1,023.27       7.14       1.40
Class C -- assumed 5% return      1,000.00      1,018.15       7.12       1.40
Class F --actual return           1,000.00      1,027.34       3.22        .63
Class F -- assumed 5% return      1,000.00      1,022.03       3.21        .63
Class 529-A -- actual return      1,000.00      1,027.14       3.32        .65
Class 529-A -- assumed 5% return  1,000.00      1,021.93       3.31        .65
Class 529-B -- actual return      1,000.00      1,022.69       7.65       1.50
Class 529-B -- assumed 5% return  1,000.00      1,017.64       7.63       1.50
Class 529-C -- actual return      1,000.00      1,022.80       7.60       1.49
Class 529-C -- assumed 5% return  1,000.00      1,017.69       7.58       1.49
Class 529-E -- actual return      1,000.00      1,025.33       4.95        .97
Class 529-E -- assumed 5% return  1,000.00      1,020.32       4.94        .97
Class 529-F -- actual return      1,000.00      1,028.16       2.50        .49
Class 529-F -- assumed 5% return  1,000.00      1,022.74       2.50        .49
Class R-1 -- actual return        1,000.00      1,023.10       7.39       1.45
Class R-1 -- assumed 5% return    1,000.00      1,017.90       7.38       1.45
Class R-2 -- actual return        1,000.00      1,023.02       7.24       1.42
Class R-2 -- assumed 5% return    1,000.00      1,018.05       7.22       1.42
Class R-3 -- actual return        1,000.00      1,025.78       4.85        .95
Class R-3 -- assumed 5% return    1,000.00      1,020.42       4.84        .95
Class R-4 -- actual return        1,000.00      1,027.33       3.32        .65
Class R-4 -- assumed 5% return    1,000.00      1,021.93       3.31        .65
Class R-5 -- actual return        1,000.00      1,028.76       1.79        .35
Class R-5 -- assumed 5% return    1,000.00      1,023.44       1.79        .35


/1/ Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half-year period).


Approval of renewal of Investment Advisory Agreement

On June 16, 2005, the Fund's Board of Directors (the "Board"), including the Independent Directors, approved the renewal of the Fund's Investment Advisory Agreement (the "Agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through August 31, 2006. The Board approved renewal of the Agreement following the recommendation of the Fund's Governance Committee (the "Committee"), which is comprised of all of the Fund's Independent Directors. The information, material factors and conclusions that formed the basis for the Committee's recommendation and the Board's subsequent approval are described below.

1.   Information received

Materials reviewed -- During the course of each year, the Independent Directors receive a wide variety of materials relating to the services provided by CRMC, including reports on the investment results of the Fund; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the Fund. In addition, supplementary information requested and reviewed by the Committee included extensive materials regarding the Fund's investment results, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and other services to the Fund.

Review process -- The Committee received assistance and advice regarding legal and industry standards from independent counsel to the Fund and its Directors. The Directors also reviewed independent reports providing analysis and comparative data related to the Fund's fees and operations. The Committee discussed the renewal of the Agreement with a senior representative of CRMC, as well as Fund officers, and in a private session with independent legal counsel. In deciding to recommend the renewal of the Agreement, the Committee did not identify any single or particular piece of information that, in isolation, was a controlling factor. This summary describes the more important, but not all, of the factors considered by the Board and the Committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources -- The Board and the Committee considered the depth and quality of CRMC's investment management process, including its research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in complex-wide assets under management. The Board and the Committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, results and portfolio accounting. They recognized CRMC's commitment to investing in information technology supporting investment management and compliance. They recognized CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other services -- The Board and the Committee considered CRMC's (or its affiliates') policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the Fund. The Board and the Committee also considered the nature, extent, quality and cost of distribution and shareholder services provided by CRMC to the Fund under various agreements with the Fund. Ultimately, the Board and the Committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and will continue to benefit the Fund and its shareholders.

3. Investment results

The Board and the Committee examined both the short-term and long-term investment results of the Fund in light of its primary objective of providing income and growth of principal through investments in quality common stocks. In particular, the Board and the Committee considered analytical data developed by Lipper that compared the performance of the Fund relative to the Lipper Large-Cap Value Funds Index, the Lipper Growth & Income Funds Index and the Standard & Poor's 500 Composite Index. It was noted that although the Fund underperformed the comparisons in certain one-year periods, its return was superior over the 10-year period. The Board and the Committee ultimately concluded that CRMC's record in managing the Fund indicates that its continued advisory services will benefit the Fund and its shareholders.

4. Advisory fees and total expenses

The Board and the Committee reviewed the advisory fees and total expenses of the Fund (as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar mutual funds. In particular, the Board and the Committee reviewed data that compared the median advisory fees of other large-cap value funds, with the advisory fees of the Fund, noting that the Fund's advisory fees were lower. The Board and Committee also reviewed data comparing expense information on the largest 25 actively-managed funds, regardless of investment classification or objective, and noted that the Fund ranked 9 out of 25 for lowest total expenses and 6 out of 25 when excluding Rule 12b-1 service fees. They also noted the voluntary fee waiver that CRMC put into effect complex-wide during the past year. Based on the information presented by CRMC, members of the Board and the Committee then determined, in their business judgment, that the relatively low level of the fees charged by CRMC will benefit the Fund and its shareholders.

5. Adviser costs, level of profits and economies of scale

The Board and the Committee reviewed information regarding CRMC's costs of providing services to the American Funds as a whole, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Committee noted that it had also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the Committee considered CRMC's willingness to invest in technology, infrastructure and staff to reinforce and offer new services to accommodate changing regulatory requirements. They further considered the Fund's advisory fee structure in relation to the Fund's total assets. The fee structure includes a series of breakpoints with an additional breakpoint incorporated into the fee structure at a total Fund asset level of $89 billion. The Board and the Committee concluded that the Fund's cost structure was reasonable and that CRMC was sharing economies of scale with the Fund and its shareholders.

6. Ancillary benefits

The Board and the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the Fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the Fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the Committee reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the American Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Committee concluded that the nature, extent and quality of the services rendered to the Fund by CRMC continued to be excellent and favored renewal of the Agreement. The Board and the Committee concluded that the Agreement continued to be fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Other share class results unaudited
Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2005 (the most recent calendar quarter):

                                                                         Life of
                                                      1 year   5 years    class
 Class B shares -- first sold 3/15/00
 Reflecting applicable contingent deferred sales
   charge (CDSC), maximum of 5%, payable only
   if shares are sold within six years of purchase    +2.61%    +4.20%    +5.99%
 Not reflecting CDSC                                  +7.61%    +4.54%    +6.12%

 Class C shares -- first sold 3/15/01
 Reflecting CDSC, maximum of 1%, payable only
   if shares are sold within one year of purchase     +6.54%        --    +3.94%
 Not reflecting CDSC                                  +7.54%        --    +3.94%

 Class F shares /1/ -- first sold 3/15/01
 Not reflecting annual asset-based fee charged by
   sponsoring firm                                    +8.35%        --    +4.75%
 Class 529-A shares /2/ -- first sold 2/15/02
 Reflecting 5.75% maximum sales charge                +2.08%        --    +3.93%
 Not reflecting maximum sales charge                  +8.31%        --    +5.64%

 Class 529-B shares /2/ -- first sold 2/19/02
 Reflecting applicable CDSC, maximum of 5%,
   payable only if shares are sold within six
   years of purchase                                  +2.44%        --    +4.50%
 Not reflecting CDSC                                  +7.44%        --    +5.24%

 Class 529-C shares /2/ -- first sold 2/15/02
 Reflecting CDSC, maximum of 1%, payable only
   if shares are sold within one year of purchase     +6.43%        --    +4.74%
 Not reflecting CDSC                                  +7.43%        --    +4.74%

 Class 529-E shares /1/, /2/ -- first sold 3/1/02     +7.96%        --    +4.41%
 Class 529-F shares /1/, /2/ -- first sold 9/16/02
 Not reflecting annual asset-based fee charged by
   sponsoring firm                                    +8.34%        --   +11.56%

The Fund's investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.


/1/ These shares are sold without any initial or contingent deferred sales charge.

/2/ Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.


Offices

Offices of the Fund and of the business manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280


Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
1775 I Street, NW
Washington, DC 20006-2401

Independent registered public accounting firm

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Washington Mutual Investors Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.05 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds and CollegeAmerica. This and other important information is contained in the Fund's prospectus and the CollegeAmerica program description, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com. If you reside in a state other than Virginia, there may be an in-state plan that provides tax and other benefits not available through CollegeAmerica. Talk to your tax adviser. CollegeAmerica is distributed by American Funds Distributors and sold through unaffiliated intermediaries.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The Fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC's Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

(logo American Funds(R))
(logo Virginia College Savings Plan(SM))
(logo Washington Mutual Investors Fund)

Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
202/842-5665


Lit. No. MFGESR-901-1205P (S4913)
(recycle log)
Printed on recycled paper

The Capital Group Companies

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.


ITEM 6 - Schedule of Investments

The full schedule of investments for the Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Equity Securities by Closed End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a Governance Committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the registrant, c/o the registrant's Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

     (a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

     (b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  Washington Mutual Investors Fund, Inc.

                                  By /s/ Jeffrey L. Steele, President and PEO

                                  Date: December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By  /s/ Jeffrey L. Steele, President and PEO

Date: December 28, 2005



 By  /s/ Michael W. Stockton, Vice President and Treasurer

Date: December 28, 2005